Due to trust accounts	12 Months Ended
Mar. 31, 2025
Due to trust accounts
10. Due to trust accounts
MHTB holds assets on behalf of its customers in an agent, fiduciary or trust capacity. Such trust account assets are not the MHFG Group’s proprietary assets and are managed and accounted for separately. However, the cash in individual trust accounts is often placed with MHTB for the customers’ short-term investment needs. These amounts, which MHTB owes to the trust accounts, are recorded as Due to trust accounts.